CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Income tax refunds	$ 3.2	$ 6.2	$ 4.8